TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Disclosure of trade and other receivables breakdown [text block]
Thousands

of U.S. dollars
2020 2021
Non-current

trade receivables

2,885 3,466
Other non

-financial assets
(*) 12,518 16,336
Non-current

Prepayments

5,592 2,438
Total

non-current
20,995 22,240
Current trade

receivables billed
139,616 134,652
Current trade

receivables unbilled
134,738 148,055
Other receivables

4,678 756
Prepayments

14,698 7,275
Personnel

5,355 4,571
Total

current
299,086 295,309
Total 320,081 317,549
(*) "Other non-financial assets"

as of December

31, 2020 and

2021 primarily

comprise tax

credits with

the Brazilian

social security

authority
(Instituto Nacional do Seguro

Social), recorded in Atento

Brasil S.A.

Disclosure of provision matrix [text block]	Thousands of U.S. dollars 2020 2021 Trade receivables 280,811 288,730 Allowances of trade receivables (3,571) (2,556) Trade receivables, net 277,240 286,174
Disclosure of credit risk exposure [text block]
Thousands

of U.S. dollars
2020 2021
Opening balance

(6,433) (3,571)
Allowance

of trade

receivables
(*) (6,649) (1,563)
Reversal

(*)
1,356 1,859
Use of

provision
7,930 473
Translation

differences

225 246
Total (3,571) (2,556)